Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 15,185,027
Employer	15,634,726
Rollover	2,724,842
Total contributions	33,544,595
Investment income:
Interest and dividend income	713,717
Net appreciation in fair value of investments	31,768,318
Total investment income	32,482,035
Interest income on notes receivable from participants	439,812
Total additions	66,466,442
Deductions from net assets attributed to:
Benefits paid to participants	(48,759,978)
Administrative expenses	(661,914)
Total deductions	(49,421,892)
Transfers to U.S qualified pension plans	(2,212,812)
Increase in net assets	14,831,738
Net assets available for benefits
Beginning of year	318,801,950
End of year	$ 333,633,688